Operating expenses - Schedule of Other Operating Income (Expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Contract termination indemnities	€ 0	€ (46)
Other non recurring expenses	(137)	0
Other non recurring income	3	52
Total other operating income and expenses	€ (134)	€ 6